Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (870,230)	$ (47,126)	$ (1,418,755)	$ (181,040)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,149	3,192	16,100	20,975
Amortization of debt discount	123,119		50,893
Loss on debt extinguishment	25,000
Stock based compensation			474,000
Bad debt			25,600
Impairment of inventory			49,538	12,173
Loss on sale of vehicle			610
Changes in operating assets and liabilities:
Accounts receivable		(25,600)	(15,988)	(8,889)
Inventory		(1,286)	(1,757)
Prepaid and other current assets	(38,203)		(14,355)	10,463
Security deposit	1,684		(3,143)	(2,494)
Accounts payable and accrued liabilities	242,475	(1,217)	76,031	(70,491)
Due to stockholder			20,000
Net Cash Used in Operating Activities	(515,006)	(72,037)	(741,226)	(219,303)
CASH FLOWS FROM INVESTING ACTIVITIES:
Software development costs	(53,944)
Purchases of property and equipment	(381)	(3,116)	(6,729)	(5,591)
Sales of property and equipment			8,130
Net Cash Used in Investing Activities	(54,325)	(3,116)	1,401	(5,591)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from due to stockholders	29,722	40,766	246,644	234,674
Repayment of due to stockholders	(16,931)		(8,130)	(40,093)
Proceeds from convertible notes payable	245,000		450,000
Issuance of Series B Preferred stock	266,000
Cash paid for capital raise	(6,000)
Capital contributions in subsidiary before acquisition			97,752
Net Cash Provided by Financing Activities	517,791	40,766	786,266	194,581
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(1,639)	348	(821)	1,688
Net decrease in cash and cash equivalents	(53,179)	(34,039)	45,620	(28,625)
Cash and cash equivalents, beginning of period	100,264	54,644	54,644	83,269
Cash and cash equivalents, end of period	47,085	20,605	100,264	54,644
Supplemental cash flow information
Cash paid for interest
Cash paid for taxes
Non-cash transactions:
Common stock issued recognized as debt discount	25,000		92,646
Common stock issued in conjunction with convertible notes	$ 92,646
Common stock issued for stockholder debt				$ 256,000